================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5018

                         SMITH BARNEY INVESTMENT SERIES
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              INTERNATIONAL FUND

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

        CLASSIC SERIES
  [GRAPHIC]

  Semi-Annual Report . April 30, 2004

  SMITH BARNEY
  INTERNATIONAL FUND

      TEAM MANAGED

      A team of individuals employed by the fund's subadviser manages the day-to-day operations of the fund.

      FUND OBJECTIVE

      The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. It seeks to achieve this objective by investing primarily in the common stocks of foreign companies that the fund's manager believes have above-average prospects for growth, including companies in emerging markets.

      FUND FACTS

      FUND INCEPTION
      -----------------
      March 17, 1995

What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  4
Statement of Assets and Liabilities...................................  8
Statement of Operations...............................................  9
Statements of Changes in Net Assets................................... 10
Notes to Financial Statements......................................... 11
Financial Highlights.................................................. 17

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,
International markets continued to rise for much of the six months through April before weakening towards the end. Early in the period, markets continued to benefit from signs of a synchronised global economic recovery, incorporating the U.S., Europe and Japan. Later in the period, markets reacted to a variety of negative factors, including geopolitical events (such as the Madrid train bombings), interest rate concerns (signs that central banks in some countries may start to increase interest rates to address potential inflationary pressures), and possible overheating of the Chinese economy (an important driver of growth, particularly for other Asian nations such as Japan). Weakness late in the period was also accompanied by deterioration in the performance of the cyclical sectors, such as information technology and materials, and an improvement in the performance of more defensive sectors, such as healthcare and consumer staples.

In regional terms, over the whole six-month period, the greatest increases were seen in smaller European markets including Portugal, Sweden, Ireland and Norway. The lowest returns were seen in Finland (due largely to the high weighting of poorly performing Nokia Oyj in Finland's stock market index) and in Hong Kong, Singapore and Australia. From a sector perspective, the highest returns during the period were in energy (driven by rising oil prices) and in utilities, while the worst performance was in information technology and materials.


                             PERFORMANCE SNAPSHOT
                             AS OF APRIL 30, 2004
                           (excluding sales charges)

                                            6 Months
Class A Shares                               12.08%
MSCI EAFE Index                              12.39%
Lipper International Funds Category Average  10.49%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.
  To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com/index_pfs.html.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class 1 shares returned 12.40%, Class B shares returned 11.53% and Class C shares returned 12.27% over the six months ended April 30, 2004.

  Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

  All index performance reflects no deduction for fees, expenses or taxes. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australia and the Far East. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 885 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


          1 Smith Barney International Fund | 2004 Semi-Annual Report

Performance Review
The fund performed as follows: For the six months ended April 30, 2004, Class A shares of the Smith Barney International Fund, excluding sales charges, returned 12.08%. In comparison, the fund's unmanaged benchmark, the MSCI EAFE Index/i/, returned 12.39% for the same period. The fund's Lipper international funds category average returned 10.49% for the same period./1/

Fund Strategy
In general, the fund focuses on companies that the manager's analysis suggests are most attractive within their global sectors in terms of long-term valuations that seeks to project cash flows and dividends several years into the future. The manager emphasizes individual, bottoms-up stock selection, rather than geographic or sector allocations, when constructing the fund's portfolio.

For the six-month period, the fund's strategy resulted in good stock selection in the United Kingdom, Japan and the Netherlands, but poor stock selection in Italy, Ireland, Switzerland and Finland. Stock selection in the United Kingdom benefited from positions in BP PLC and BOC Group PLC, among others. In Japan, selection benefited from holdings in Toyota Motor Corp. and Hitachi, Ltd. Selection in the Netherlands benefited from the fund's position in Fortis. Of these, Hitachi had been sold by the end of the period.

Detractors from fund performance included UniCredito Italiano S.p.A., Allied Irish Banks PLC and Credit Suisse Group, respectively. These companies remained in the fund's portfolio at the close of the period.

Special Shareholder Notice:
Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 14, 2004



/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 885 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

          2 Smith Barney International Fund | 2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: BP PLC (4.01%), Vodafone Group PLC (3.63%), BNP Paribas S.A. (3.22%), Toyota Motor Corp. (3.16%), Eni S.p.A (3.01%), Royal Bank of Scotland Group PLC (2.42%), Australia & New Zealand Banking Group Ltd (2.38%), Tesco PLC (2.35%), Mitsui Sumitomo Insurance Co., Ltd (2.26%) and BOC Group PLC (1.98%). Please refer to pages 4 through 7 for a list and percentage breakdown of the fund's holdings.

The mention of country breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such countries is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five country holdings as of April 30, 2004 were: United Kingdom (25.84%); Japan (23.01%); France (13.08%); Netherlands (7.22%) and Germany (6.92%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind, the fund is subject to certain risks of overseas investing, not associated with domestic investing, including currency fluctuations, changes in political and economic conditions, differing securities, regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. The fund may use derivatives, such as options and futures, which can illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note than an investor cannot invest directly in an index.

/i/The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australia and the Far East.

          3 Smith Barney International Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2004



  SHARES                    SECURITY                     VALUE
------------------------------------------------------------------
COMMON STOCK -- 99.2%
Australia -- 3.8%
   194,418 Australia & New Zealand Banking Group Ltd. $  2,604,320
    34,431 National Australia Bank Ltd.                    731,940
    93,331 QBE Insurance Group Ltd.+                       784,328
------------------------------------------------------------------
                                                         4,120,588
------------------------------------------------------------------
Denmark -- 1.8%
    40,590 Novo Nordisk A/S, Class B Shares              1,927,133
------------------------------------------------------------------
Finland -- 2.2%
    72,602 Nokia Oyj                                     1,016,221
   103,078 Stora Enso Oyj                                1,388,829
------------------------------------------------------------------
                                                         2,405,050
------------------------------------------------------------------
France -- 13.1%
    12,651 Accor S.A.+                                     532,120
    58,749 BNP Paribas S.A.+                             3,525,075
    57,540 Bouygues S.A.+                                1,963,326
    20,812 Carrefour S.A.+                                 964,866
    42,500 Credit Agricole S.A.+                         1,047,525
    26,809 European Aeronautic Defense & Space Co.+*       677,475
    32,461 France Telecom S.A.                             782,593
    10,005 Renault S.A.+                                   745,910
     5,148 Sanofi-Synthelabo S.A.+                         326,772
    21,089 Schneider Electric S.A.+                      1,419,458
     8,918 Total S.A.+                                   1,648,024
     6,852 Vinci S.A.+                                     666,352
------------------------------------------------------------------
                                                        14,299,496
------------------------------------------------------------------
Germany -- 6.9%
    16,191 Altana AG+                                    1,029,865
    15,473 Bayer AG+                                       421,215
    10,287 Bayerische Motoren Werke AG+                    443,159
    16,643 DaimlerChrysler AG+                             745,276
    16,517 E.ON AG+                                      1,093,922
    23,582 Metro AG+                                     1,044,709
    16,287 Schering AG+                                    855,344
    26,757 Siemens AG                                    1,930,744
------------------------------------------------------------------
                                                         7,564,234
------------------------------------------------------------------
Hong Kong -- 1.0%
   137,000 Henderson Land Development Co., Ltd.+           614,767
   298,000 PCCW Ltd.+*                                     202,495
    42,500 Swire Pacific Ltd.                              277,895
------------------------------------------------------------------
                                                         1,095,157
------------------------------------------------------------------
Italy -- 5.9%
   161,981 Eni S.p.A.+                                   3,290,183
   153,354 SanPaolo IMI S.p.A.+*                         1,787,056
   284,644 UniCredito Italiano S.p.A.+                   1,326,117
------------------------------------------------------------------
                                                         6,403,356
------------------------------------------------------------------

                      See Notes to Financial Statements.

          4 Smith Barney International Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004



 SHARES                     SECURITY                      VALUE
-------------------------------------------------------------------
Japan -- 23.1%
   23,000 Bridgestone Corp.                            $    389,290
   34,000 CANON INC.                                      1,783,718
   34,000 Denso Corp.                                       716,260
       97 East Japan Railway Co.                            495,701
   10,900 Eisai Co., Ltd.                                   278,512
   21,000 Fuji Photo Film Co., Ltd.                         675,486
   65,000 Fujitsu, Ltd.                                     451,728
   38,200 Honda Motor Co., Ltd.                           1,533,330
    8,400 Hoya Corp.                                        908,766
    4,100 Kyocera Corp.                                     339,175
   39,000 Matsushita Electric Industrial Co., Ltd.          572,817
  108,000 Mitsubishi Electric Corp.*                        546,043
       93 Mitsubishi Tokyo Financial Group, Inc.            827,491
  262,000 Mitsui Sumitomo Insurance Co., Ltd.             2,466,525
    4,900 Murata Manufacturing Co., Ltd.                    321,442
  120,000 Nippon Steel Corp.                                251,167
   89,000 RICOH CO., Ltd.                                 1,774,113
   28,600 Sankyo Co., Ltd.                                  529,942
  149,000 Sumitomo Corp.                                  1,143,506
  140,000 Sumitomo Electric Industries, Ltd.              1,293,888
   52,700 Takeda Chemical Industries, Ltd.                2,124,904
   16,600 TDK Corp.                                       1,185,231
   28,200 THK Co., Ltd.+                                    545,526
   47,000 Toppan Printing Co., Ltd.                         552,340
   95,400 Toyota Motor Corp.                              3,448,974
-------------------------------------------------------------------
                                                         25,155,875
-------------------------------------------------------------------
Netherlands -- 7.2%
   31,532 Akzo Nobel N.V.+                                1,148,035
   51,430 Fortis+                                         1,119,800
   24,708 Heineken N.V.+*                                 1,041,623
   13,125 ING Groep N.V.                                    281,059
   42,615 Koninklijke (Royal) KPN N.V.+*                    306,738
   48,757 Koninklijke (Royal) Philips Electronics N.V.    1,326,708
    9,519 TPG N.V.+                                         205,094
   28,193 Unilever N.V.+                                  1,855,407
   21,799 VNU N.V.                                          609,351
-------------------------------------------------------------------
                                                          7,893,815
-------------------------------------------------------------------
Norway -- 1.0%
  157,505 Telenor ASA+                                    1,034,135
-------------------------------------------------------------------
Singapore -- 1.4%
   75,000 Oversea-Chinese Banking Corp. Ltd.                533,369
  118,000 United Overseas Bank Ltd.+                        950,131
-------------------------------------------------------------------
                                                          1,483,500
-------------------------------------------------------------------
Spain -- 1.0%
   60,570 Endesa, S.A.+                                   1,109,163
-------------------------------------------------------------------

                      See Notes to Financial Statements.

          5 Smith Barney International Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004



  SHARES                  SECURITY                  VALUE
-------------------------------------------------------------
Sweden -- 1.2%
      8,101 Atlas Copco AB+                      $    284,268
     18,191 Electrolux AB, Series B+                  359,657
    102,957 Nordea AB+                                694,253
-------------------------------------------------------------
                                                    1,338,178
-------------------------------------------------------------
Switzerland -- 3.7%
     55,290 Credit Suisse Group                     1,946,426
     10,797 UBS AG+                                   766,432
      8,612 Zurich Financial Services AG            1,359,982
-------------------------------------------------------------
                                                    4,072,840
-------------------------------------------------------------
United Kingdom -- 25.9%
     70,420 Allied Irish Banks PLC                  1,017,123
     19,814 AstraZeneca PLC                           927,011
     23,386 Bank of Ireland                           283,164
     60,475 Barclays PLC                              545,594
     41,643 BHP Billiton PLC*                         332,843
    134,564 BOC Group PLC                           2,164,211
    506,739 BP PLC                                  4,382,902
     44,266 British Sky Broadcasting Group PLC*       523,055
     22,943 CRH PLC                                   486,905
     95,364 Diageo PLC                              1,279,959
     63,508 GlaxoSmithKline PLC                     1,314,928
     24,188 GUS PLC                                   335,161
     82,554 HBOS PLC                                1,069,944
     70,792 InterContinental Hotels Group PLC         661,908
     46,645 National Grid Transco PLC                 353,996
    113,874 Reed Elsevier PLC                       1,060,686
     36,989 RMC Group PLC                             386,209
     88,076 Royal Bank of Scotland Group PLC        2,645,558
    140,353 The Sage Group PLC                        430,172
     61,511 Scottish & Southern Energy PLC            744,832
     53,499 Smith & Nephew PLC                        543,405
    581,813 Tesco PLC                               2,567,730
     46,087 Tompkins PLC                              221,181
  1,631,253 Vodafone Group PLC                      3,965,014
-------------------------------------------------------------
                                                   28,243,491
-------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $92,300,580)                 108,146,011
-------------------------------------------------------------

  RIGHTS                  SECURITY                  VALUE
-------------------------------------------------------------
RIGHTS -- 0.0%
Sweden -- 0.0%
     18,191 Electrolux AB, Series B (Cost -- $0)        5,834
-------------------------------------------------------------

                      See Notes to Financial Statements.

          6 Smith Barney International Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004



   FACE
  AMOUNT                                           SECURITY                                           VALUE
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
$   843,000 UBS Securities LLC dated 4/30/04, 0.920% due 5/3/04; Proceeds at maturity -- $843,065;
              (Fully collateralized by U.S. Treasury Inflation Indexed Notes, 3.000% due 7/15/12;
              Market value -- $859,865) (Cost -- $843,000)                                         $    843,000
---------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $93,143,580**)                                                                $108,994,845
---------------------------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 28,388,232 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $28,388,232)                                                                  $ 28,388,232
---------------------------------------------------------------------------------------------------------------

+ All or a portion of this security is on loan (Note 7).
* Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

 SUMMARY OF INVESTMENTS BY SECTOR*                                APRIL 30, 2004

                       Financials                  26.8%
                       Consumer Discretionary      14.4
                       Industrials                  9.2
                       Healthcare                   9.0
                       Energy                       8.5
                       Information Technology       7.6
                       Telecommunication Services   7.6
                       Consumer Staples             7.1
                       Materials                    6.0
                       Utilities                    3.0
                       Other                        0.8
                       ---------------------------------
                                                  100.0%
                       ---------------------------------

* As a percentage of total investments. Please note that Fund holdings are as of April 30, 2004 and are subject to change.


                      See Notes to Financial Statements.

          7 Smith Barney International Fund | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2004


ASSETS:
   Investments, at value (Cost -- $93,143,580)               $ 108,994,845
   Loaned securities collateral, at value
     (Cost -- $28,388,232) (Note 7)                             28,388,232
   Foreign currency, at value (Cost -- $131,335)                   131,778
   Cash                                                                513
   Dividends and interest receivable                               444,595
   Receivable for securities sold                                  419,686
   Receivable for Fund shares sold                                  53,742
--------------------------------------------------------------------------
   Total Assets                                                138,433,391
--------------------------------------------------------------------------
LIABILITIES:
   Payable for loaned securities collateral (Note 7)            28,388,232
   Payable for securities purchased                                275,867
   Management fee payable                                           56,923
   Payable for Fund shares reacquired                               50,986
   Trustees' retirement plan                                        32,205
   Service plan fees payable                                        27,042
   Payable for open forward foreign currency contracts
     (Note 6)                                                           24
   Accrued expenses                                                291,644
--------------------------------------------------------------------------
   Total Liabilities                                            29,122,923
--------------------------------------------------------------------------
Total Net Assets                                             $ 109,310,468
--------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                $          60
   Capital paid in excess of par value                         199,136,068
   Accumulated net investment loss                                (420,738)
   Accumulated net realized loss from investment
     transactions                                             (105,259,312)
   Net unrealized appreciation of investments and foreign
     currencies                                                 15,854,390
--------------------------------------------------------------------------
Total Net Assets                                             $ 109,310,468
--------------------------------------------------------------------------
Shares Outstanding:
   Class 1                                                         170,974
---------------------------------------------------------------------------
   Class A                                                       2,869,120
---------------------------------------------------------------------------
   Class B                                                       2,807,000
---------------------------------------------------------------------------
   Class C                                                         117,209
---------------------------------------------------------------------------
Net Asset Value:
   Class 1 (and redemption price)                                   $19.67
---------------------------------------------------------------------------
   Class A (and redemption price)                                   $18.93
---------------------------------------------------------------------------
   Class B *                                                        $17.60
---------------------------------------------------------------------------
   Class C *                                                        $19.12
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class 1 (net asset value plus 9.29% of net asset value
     per share)                                                     $21.50
---------------------------------------------------------------------------
   Class A (net asset value plus 5.26% of net asset value
     per share)                                                     $19.93
--------------------------------------------------------------------------

* Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

          8 Smith Barney International Fund | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2004


        INVESTMENT INCOME:
         Dividends                                         $ 1,230,053
         Interest                                               29,626
         Less: Foreign withholding tax                        (133,998)
        ---------------------------------------------------------------
         Total Investment Income                             1,125,681
        ---------------------------------------------------------------
        EXPENSES:
         Transfer agency services (Note 8)                     638,007
         Management fee (Note 2)                               542,806
         Service plan fees (Note 8)                            324,738
         Custody                                                36,007
         Audit and legal                                        29,883
         Shareholder communications (Note 8)                    28,795
         Registration fees                                      22,020
         Trustees' fees                                          2,588
         Other                                                   8,837
        ---------------------------------------------------------------
         Total Expenses                                      1,633,681
         Less: Management fee waiver (Note 2)                  (41,244)
        ---------------------------------------------------------------
         Net Expenses                                        1,592,437
        ---------------------------------------------------------------
        Net Investment Loss                                   (466,756)
        ---------------------------------------------------------------
        REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        AND FOREIGN CURRENCIES (NOTES 3 AND 6):
          Realized Gain From:
           Investment transactions                           7,112,506
           Foreign currency transactions                        46,018
        ---------------------------------------------------------------
         Net Realized Gain                                   7,158,524
        ---------------------------------------------------------------
          Change in Net Unrealized Appreciation From:
           Investments                                       5,136,636
           Foreign currencies                                   (5,867)
        ---------------------------------------------------------------
         Increase in Net Unrealized Appreciation             5,130,769
        ---------------------------------------------------------------
        Net Gain on Investments and Foreign Currencies      12,289,293
        ---------------------------------------------------------------
        Increase in Net Assets From Operations             $11,822,537
        ---------------------------------------------------------------

                      See Notes to Financial Statements.


          9 Smith Barney International Fund | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003


                                                       2004          2003
------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                              $   (466,756) $ (1,068,495)
  Net realized gain (loss)                            7,158,524   (31,230,703)
  Increase in net unrealized appreciation             5,130,769    46,608,321
-----------------------------------------------------------------------------
  Increase in Net Assets From Operations             11,822,537    14,309,123
-----------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                    8,700,653    25,612,115
  Cost of shares reacquired                         (11,099,794)  (28,418,479)
-----------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (2,399,141)   (2,806,364)
-----------------------------------------------------------------------------
Increase in Net Assets                                9,423,396    11,502,759

NET ASSETS:
  Beginning of period                                99,887,072    88,384,313
-----------------------------------------------------------------------------
  End of period*                                   $109,310,468  $ 99,887,072
-----------------------------------------------------------------------------
* Includes accumulated net investment loss of:        $(420,738)           --
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

         10 Smith Barney International Fund | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney International Fund ("Fund") is a separate diversified investment fund of the Smith Barney Investment Series ("Trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust consists of this Fund and six other separate investment funds: Smith Barney Large Cap Core Fund, SB Growth and Income Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) class specific expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; ( j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (k) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; ( l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (m) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the

         11 Smith Barney International Fund | 2004 Semi-Annual Report current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund may from time to time enter into options and/or futures contracts typically to hedge market or currency risk.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. The fee is calculated daily and paid monthly.

During the period February 1, 2004 to April 30, 2004, SBFM voluntarily waived 0.15% of its management fee, amounting to a total of $41,244. This waiver can be terminated at any time by SBFM.

SBFM entered into a sub-advisory agreement with Citigroup Asset Management Ltd. ("CAM Ltd."). Pursuant to the sub-advisory agreement, the sub-adviser is responsible for the day-to-day fund operations and investment decisions of the Fund. SBFM pays CAM Ltd. a sub-advisory fee calculated at an annual rate of 0.70% of the aggregate assets of the Fund allocated to the sub-adviser.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $566,596 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

On April 29, 2004, the Fund's Class L shares were renamed as Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

There are maximum initial sales charges of 8.50% and 5.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2004, CGM and its affiliates received sales charges of approximately $6,000 on the sale of the Fund's Class 1 shares. In addition, for the six months ended April 30, 2004, CDSCs paid to CGM and its affiliates were approximately $52,000 for Class B shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular

         12 Smith Barney International Fund | 2004 Semi-Annual Report meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Four former Trustees are currently receiving payments under the Plan. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the six months ended April 30, 2004 were $1,481. The amount of benefits to be paid under the prior plan cannot currently be determined for these.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

--------------------------------------------------------
Purchases                                     $29,183,010
--------------------------------------------------------
Sales                                          33,544,490
--------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------
Gross unrealized appreciation               $16,755,954
Gross unrealized depreciation                  (904,689)
--------------------------------------------------------
Net unrealized appreciation                 $15,851,265
--------------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

         13 Smith Barney International Fund | 2004 Semi-Annual Report

6. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At April 30, 2004, the Fund had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                      Local     Market  Settlement Unrealized
Foreign Currency     Currency   Value      Date       Loss
-------------------------------------------------------------
Contracts To Buy:
Hong Kong            2,120,000 $271,805   5/4/04      $(24)
------------------------------------------------------------

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral.

In addition, the Fund received securities collateral amounting to $40,455, which is maintained in a segregated account by the custodian.

At April 30, 2004, the Fund loaned securities having a market value of $27,062,350. The Fund received cash collateral amounting to $28,388,232 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended April 30, 2004 was $27,083.

8. Class Specific Expenses

Pursuant to Rule 12b-1 Service Plans, the Fund pays a distribution/service fee with respect to its Class A, B and C shares calculated at an annual rate not to exceed 0.25% of the average daily net assets with respect to Class A shares and at the annual rate of 1.00% of the respective average daily net assets of Class B and C shares. For the six months ended April 30, 2004, total Rule 12b-1 Service Plan fees, which are accrued daily and paid monthly, were as follows:

                     Class A Class B  Class C
---------------------------------------------
Rule 12b-1 Service
 Plan Fees           $67,072 $246,180 $11,486
--------------------------------------------

For the six months ended April 30, 2004, total Transfer Agency Service expenses were as follows:

                     Class 1 Class A  Class B  Class C
------------------------------------------------------
Transfer Agency
 Service Expenses    $12,540 $299,285 $325,202  $980
-----------------------------------------------------

         14 Smith Barney International Fund | 2004 Semi-Annual Report

For the six months ended April 30, 2004, total Shareholder Communication expenses were as follows:

                     Class 1 Class A Class B Class C
----------------------------------------------------
Shareholder
 Communication
 Expenses             $633   $13,184 $14,462  $516
---------------------------------------------------

9. Shares of Beneficial Interest

The Fund has five classes of beneficial interest, Classes 1, A, B, C and Y, of which four are outstanding, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                        Six Months Ended          Year Ended
                         April 30, 2004        October 31, 2003
                     ---------------------  ----------------------
                      Shares      Amount     Shares      Amount
-------------------------------------------------------------------
Class 1
Shares sold             6,649  $   130,685    17,696  $    267,442
Shares reacquired     (15,454)    (302,465)  (29,062)     (438,142)
------------------------------------------------------------------
Net Decrease           (8,805) $  (171,780)  (11,366) $   (170,700)
------------------------------------------------------------------
Class A
Shares sold           290,894  $ 5,392,593   991,523  $ 14,766,183
Shares reacquired    (315,378)  (5,887,736) (884,252)  (13,162,738)
------------------------------------------------------------------
Net Increase
 (Decrease)           (24,484) $  (495,143)  107,271  $  1,603,445
------------------------------------------------------------------
Class B
Shares sold           178,719  $ 3,099,696   596,603  $  8,328,976
Shares reacquired    (269,137)  (4,656,264) (860,263)  (12,008,136)
------------------------------------------------------------------
Net Decrease          (90,418) $(1,556,568) (263,660) $ (3,679,160)
------------------------------------------------------------------
Class C+
Shares sold             4,134  $    77,679   151,998  $  2,249,514
Shares reacquired     (13,313)    (253,329) (189,097)   (2,809,463)
------------------------------------------------------------------
Net Decrease           (9,179) $  (175,650)  (37,099) $   (559,949)
------------------------------------------------------------------

+On April 29, 2004, Class L shares were renamed as Class C shares.

10.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

         15 Smith Barney International Fund | 2004 Semi-Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

11.Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.
Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

         16 Smith Barney International Fund | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares                            2004/(1)(2)/   2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $17.50        $14.83      $20.58      $ 42.17      $32.57      $19.06
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)/(3)/          0.02         (0.00)*     (0.19)       (0.24)      (0.45)      (0.28)
 Net realized and unrealized gain (loss)    2.15          2.67       (5.56)      (21.35)      10.79       13.79
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         2.17          2.67       (5.75)      (21.59)      10.34       13.51
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                           --            --          --           --       (0.74)         --
 Capital                                      --            --          --           --       (0.00)*        --
-----------------------------------------------------------------------------------------------------
Total Distributions                           --            --          --           --       (0.74)         --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $19.67        $17.50      $14.83      $ 20.58      $42.17      $32.57
-----------------------------------------------------------------------------------------------------
Total Return/(4)/                          12.40%++      18.00%     (27.94)%     (51.20)%     31.53%      70.88%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $3            $3          $3           $4          $9          $4
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                              1.89%+        2.45%       2.02%        1.54%       1.42%       1.68%
 Net investment income (loss)               0.17+        (0.03)      (1.00)       (0.82)      (0.94)      (1.12)
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       27%          153%         24%          24%         27%         50%
-----------------------------------------------------------------------------------------------------

Class A Shares                            2004/(1)(2)/   2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $16.89        $14.42      $20.15      $ 41.57      $32.24      $18.94
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss/(3)/                  (0.04)        (0.12)      (0.30)       (0.40)      (0.64)      (0.37)
 Net realized and unrealized gain (loss)    2.08          2.59       (5.43)      (21.02)      10.71       13.67
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         2.04          2.47       (5.73)      (21.42)      10.07       13.30
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                           --            --          --           --       (0.74)         --
 Capital                                      --            --          --           --       (0.00)*        --
-----------------------------------------------------------------------------------------------------
Total Distributions                           --            --          --           --       (0.74)         --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $18.93        $16.89      $14.42      $ 20.15      $41.57      $32.24
-----------------------------------------------------------------------------------------------------
Total Return/(4)/                          12.08%++      17.13%     (28.44)%     (51.53)%     31.00%      70.22%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $54           $49         $40          $53         $87         $38
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                              2.52%+        3.21%       2.72%        2.17%       1.82%       2.08%
 Net investment loss                       (0.44)+       (0.77)      (1.67)       (1.44)      (1.36)      (1.53)
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       27%          153%         24%          24%         27%         50%
-----------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)The manager waived a portion of its fee for the six months ended April 30, 2004. If such fees had not been waived, the per share decreases to net investment income would have been $0.01 and $0.01 for Class 1 and A shares, respectively. In addition, the actual annualized expense ratios would have been 1.96% and 2.60% for Class 1 and A shares, respectively.
(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

         17 Smith Barney International Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout the period ended October 31, unless otherwise noted:

Class B Shares                            2004/(1)(2)/   2003/(2)/   2002/(2)/   2001/(2)/     2000/(2)/     1999/(2)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $15.78        $13.60      $19.18     $ 39.86        $31.16       $18.44
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss/(3)/                    (0.12)        (0.24)      (0.44)      (0.59)        (0.94)       (0.53)
 Net realized and unrealized gain (loss)      1.94          2.42       (5.14)     (20.09)        10.38        13.25
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.82          2.18       (5.58)     (20.68)         9.44        12.72
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                             --            --          --          --         (0.74)          --
 Capital                                        --            --          --          --         (0.00)*         --
----------------------------------------------------------------------------------------------------------------
Total Distributions                             --            --          --          --         (0.74)          --
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $17.60        $15.78      $13.60     $ 19.18        $39.86       $31.16
----------------------------------------------------------------------------------------------------------------
Total Return/(4)/                            11.53%++      16.03%     (29.09)%    (51.88)%       30.04%       68.98%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $50           $46         $43         $65          $123          $41
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                                3.49%+        4.15%       3.60%       2.90%         2.53%        2.79%
 Net investment loss                       (1.42)+       (1.73)      (2.57)      (2.18)        (2.07)       (2.26)
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         27%          153%         24%         24%           27%          50%
----------------------------------------------------------------------------------------------------------------

Class C Shares/(5)/                        2004/(1)(2)/   2003/(2)/   2002/(2)/   2001/(2)/    2000/(2)(6)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $17.03        $14.42      $20.13     $ 41.61        $46.13
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss/(3)/                    (0.02)        (0.01)      (0.30)      (0.43)        (0.11)
 Net realized and unrealized gain (loss)      2.11          2.62       (5.41)     (21.05)        (4.41)
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           2.09          2.61       (5.71)     (21.48)        (4.52)
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Capital                                        --            --          --          --         (0.00)*
----------------------------------------------------------------------------------------------------------------
Total Distributions                             --            --          --          --         (0.00)*
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $19.12        $17.03      $14.42     $ 20.13        $41.61
----------------------------------------------------------------------------------------------------------------
Total Return/(4)/                            12.27%++      18.10%     (28.37)%    (51.62)%       (9.80)%++
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $2,241        $2,153      $2,358      $4,123          $287
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                                2.24%+        2.41%       2.63%       2.49%         2.25%+
 Net investment loss                         (0.19)+       (0.06)      (1.65)      (1.60)        (2.06)+
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         27%          153%         24%         24%           27%
----------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)The manager waived a portion of its fee for the six months ended April 30, 2004. If such fees had not been waived, the per share decreases to net investment income would have been $0.01 and $0.01 for Class B and C shares, respectively. In addition, the actual annualized expense ratios would have been 3.56% and 2.31% for Class B and C shares, respectively.
(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)On April 29, 2004, Class L shares were renamed as Class C shares.
(6)For the period September 13, 2000 (inception date) to October 31, 2000.
 * Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

         18 Smith Barney International Fund | 2004 Semi-Annual Report

                                 SMITH BARNEY
                              INTERNATIONAL FUND



         TRUSTEES                     INVESTMENT MANAGER
         Elliott J. Berv              Smith Barney Fund Management LLC
         Donald M. Carlton
         A. Benton Cocanougher        DISTRIBUTORS
         Mark T. Finn                 Citigroup Global Markets Inc.
         R. Jay Gerken, CFA           PFS Distributors, Inc.
           Chairman
         Stephen R. Gross             CUSTODIAN
         Diana R. Harrington          State Street Bank and
         Susan B. Kerley                Trust Company
         Alan G. Merten
         R. Richardson Pettit         TRANSFER AGENT
                                      Citicorp Trust Bank, fsb.
         OFFICERS                     125 Broad Street, 11th Floor
         R. Jay Gerken, CFA           New York, New York 10004
         President and
         Chief Executive Officer      SUB-TRANSFER AGENTS
                                      PFPC Inc.
         Andrew B. Shoup              P.O. Box 9699
         Senior Vice President and    Providence, Rhode Island
         Chief Administrative Officer 02940-9699

         Michael P. McElroy, CFA      Primerica Shareholder Services
         Vice President and           P.O. Box 9662
         Investment Officer           Providence, Rhode Island
                                      02940-9662
         Andrew Beagley
         Chief Anti-Money Laundering
         Compliance Officer

         Kaprel Ozsolak
         Controller

         Robert I. Frenkel
         Secretary and
         Chief Legal Officer

Smith Barney Investment Series

Smith Barney International Fund
The Fund is a separate investment fund of the Smith Barney Investment Series, a Massachusetts business trust.




A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of shareholders of Smith Barney Investment Series --Smith Barney International Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY INTERNATIONAL FUND
Smith Barney Mutual Funds
3120 Breckinridge Boulevard
Duluth, Georgia 30099-0001

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com/index_pfs.html


(C)2004 Citigroup Global Markets Inc. Member NASD, SIPC

FD02331 6/04                                                             04-6766

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY INVESTMENT SERIES


By:     /s/ R. Jay Gerken
        ------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   July 7, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        ------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   July 7, 2004

By:     /s/ Andrew B. Shoup
        ------------------------------
        (Andrew B. Shoup)
        Chief Administrative Officer of
        Smith Barney Investment Series

Date:   July 7, 2004